General Information and Reorganization Transaction - Additional Information (Details) - USD ($)		12 Months Ended
	Jul. 02, 2021	Mar. 31, 2023	Mar. 31, 2022
Disclosure of reclassifications or changes in presentation [line items]
Accumulated deficit		$ 11,794,460	$ 6,336,966
Net loss		5,457,763	1,749,870
Proceeds from issuing shares		$ 13,654,347	519,613
IPO
Disclosure of reclassifications or changes in presentation [line items]
Proceeds from issuing shares			$ 13,688,952
Virax Biolabs Group Limited
Disclosure of reclassifications or changes in presentation [line items]
Date of incoporation		Sep. 02, 2021
Virax Biolabs (UK) Limited
Disclosure of reclassifications or changes in presentation [line items]
Date of incoporation		Aug. 19, 2021
Virax Biolabs HKCo Limited
Disclosure of reclassifications or changes in presentation [line items]
Date of incoporation		Apr. 14, 2020
Virax Immune T- Cell Medical Device Company Limited
Disclosure of reclassifications or changes in presentation [line items]
Date of incoporation		Jan. 16, 2017
Virax Biolabs Pte. Limited
Disclosure of reclassifications or changes in presentation [line items]
Date of incoporation		May 04, 2013
Virax Biolabs Group Limited
Disclosure of reclassifications or changes in presentation [line items]
Percentage of capital owned	95.65%
Third Party Shareholders
Disclosure of reclassifications or changes in presentation [line items]
Percentage of capital owned	4.35%
Logico Bioproduct Corp
Disclosure of reclassifications or changes in presentation [line items]
Date of incoporation		Jan. 21, 2011
Shanghai Xitu Consulting Co., Limited
Disclosure of reclassifications or changes in presentation [line items]
Date of incoporation		Oct. 27, 2017